Deposits (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Aggregate Deposits

	2011	2010

Non-interest bearing DDA	$36,324	$34,047
NOW	75,524	80,282
Money market	41,907	34,560
Regular savings	55,026	50,793
Certificates and time deposits, $100,000 and over	38,201	50,264
Other certificates and time deposits	54,119	59,134

Total deposits	$301,101	$309,080

Scheduled Maturities of Certificates of Deposit	At December 31, 2011, scheduled maturities of certificates of deposit are as follows:

2012	$61,841
2013	20,300
2014	2,246
2015	4,085
2016	3,848

$92,320